CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
REVENUES	$ 0	$ 0
OPERATING EXPENSES
Research and Development Expenses	12,753,917	11,286,236
Selling, General and Administrative Expenses	8,613,981	7,478,527
TOTAL OPERATING EXPENSES	21,367,898	18,764,763
LOSS FROM OPERATIONS	(21,367,898)	(18,764,763)
Interest Income	46,769	22,057
NET LOSS	$ (21,321,129)	$ (18,742,706)
LOSS PER SHARE
Basic and diluted net loss per common share (in dollars per share)	$ (2.06)	$ (1.99)
Weighted average common shares outstanding basic and diluted	10,365,840	9,432,705